As filed with the U.S. Securities and Exchange Commission on December 8, 2016

Securities Act File No. 333-192751

Investment Company Act File No. 811-22918

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 9	☑

Horizons ETF Trust
(Exact Name of Registrant as Specified in Charter)
1350 Avenue of the Americas, 33rd Floor
New York, New York 10019
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Thomas Calabria
1350 Avenue of the Americas, 33rd Floor
New York, New York 10019
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒   immediately upon filing pursuant to paragraph (b)

☐   on (date) pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  An indefinite number of shares of Beneficial Interest is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and the State of New York, on the 8th day of December, 2016.

HORIZONS ETF TRUST

By:	/s/ Robert E. Shea
Robert E. Shea
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert E. Shea	President and Trustee	December 8, 2016
Robert E. Shea

/s/ Christopher W. Roleke	Treasurer	December 8, 2016
Christopher W. Roleke

/s/ Karl-Otto Hartmann	Trustee	December 8, 2016
Karl-Otto Hartmann*

/s/ Charles A. Baker	Trustee	December 8, 2016
Charles A. Baker*

*By:	/s/Thomas Calabria
Thomas Calabria
Attorney-in-Fact
(Pursuant to Power of Attorney filed with the SEC via EDGAR on November 25, 2015 and incorporated herein by reference)

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase